UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 7.6%
Alphabet, Inc., Class A *	290	$388,422
Comcast Corp., Class A	6,510	292,755
Facebook, Inc., Class A *	1,610	330,453
		1,011,630
Consumer Discretionary - 13.3%
AutoZone, Inc. *	370	440,785
Burlington Stores, Inc. *	1,540	351,166
Deckers Outdoor Corp. *	2,120	357,983
Dunkin' Brands Group, Inc.	3,440	259,858
Target Corp.	2,710	347,449
		1,757,241
Consumer Staples - 6.0%
Procter & Gamble Co.	3,080	384,692
Walmart, Inc.	3,440	408,810
		793,502
Energy - 3.2%
Chevron Corp.	1,930	232,584
Exxon Mobil Corp.	2,820	196,780
		429,364
Financials - 5.6%
Bank of America Corp.	10,310	363,118
Discover Financial Services	4,390	372,360
		735,478
Health Care - 19.8%
Baxter International, Inc.	3,600	301,032
Biogen, Inc. *	1,040	308,599
Bristol-Myers Squibb Co.	5,570	357,538
Centene Corp. *	4,900	308,063
Edwards Lifesciences Corp. *	1,400	326,606
Eli Lilly & Co.	2,460	323,318
Merck & Co., Inc.	3,510	319,235
Varian Medical Systems, Inc. *	2,630	373,486
		2,617,877

Industrials - 12.1%	4,370	296,068
Alaska Air Group, Inc.	3,360	387,273
Dover Corp.	3,510	302,913
EMCOR Group, Inc.	1,240	311,091
Huntington Ingalls Industries, Inc.	1,530	310,085
Rockwell Automation, Inc.		1,607,430

Information Technology - 30.7% #	1,315	433,700
Adobe, Inc. *	3,110	268,642
Akamai Technologies, Inc. *	1,390	408,174
Apple, Inc.	2,340	398,970
Automatic Data Processing, Inc.	4,379	303,727
Cadence Design Systems, Inc. *	7,640	326,152
Ciena Corp. *	1,610	341,577
EPAM Systems, Inc. *	4,100	437,716
Fortinet, Inc. *	2,930	462,061
Microsoft Corp.	5,420	287,152
Oracle Corp.	1,530	390,823
Zebra Technologies Corp., Class A *		4,058,694

Total Common Stocks		13,011,216
(Cost $10,297,804)

SHORT-TERM INVESTMENT - 0.5%
First American Treasury Obligations Fund, Class X, 1.53% ^	71,349	71,349
Total Short-Term Investment		71,349
(Cost $71,349)

Total Investments - 98.8%
(Cost $10,369,153)		13,082,565
Other Assets and Liabilities, Net - 1.2%		157,427
Total Net Assets - 100.0%		$13,239,992

*	Non-income producing security.
#
As of December 31, 2019, the Fund had a significant portion of its assets in the Information Technology sector. Companies in this sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^	The rate shown is the annualized seven day effective yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,011,216	$-	$-	$13,011,216
Short-Term Investment	71,349	-	-	71,349
Total Investments	$13,082,565	$-	$-	$13,082,565

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   February 25, 2020

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   February 25, 2020